DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments [text block]

14) DERIVATIVE FINANCIAL INSTRUMENTS

Details of derivative financial instruments at December 31, 2016 and 2017 are as follow:

	Thousands of U.S. dollars
	2016		2017
	Assets	Liabilities	Assets	Liabilities
Interest rate swaps	1,330	-	-	(1,212)
Cross-currency swaps - net investment hedges	76,144	(184)	7,429	(5,140)
Cross-currency swaps - that do not qualify for hedge accounting	-	-	748	-
Total	77,474	(184)	8,177	(6,352)
Non-current portion	77,474	(184)	8,177	(5,140)
Current portion	-	-	-	(1,212)

2016

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value assets	Other comprehensive income, net of taxes	Change inOCI	Income statements
					D/(C)	D/(C)	D/(C)	D/(C)
Itau	18-Dez	BRL	BRL CDI	245,000	1,330	(780)	8,591	(96)
					1,330	(780)	8,591	(96)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value assets	Other comprehensive income	Change inOCI	Income statement
					D/(C)	D/(C)	D/(C)	D/(C)
Santander	20-Jan	USD	EUR	20,000	4,786	(780)	(865)	(25)
Santander	20-Jan	USD	MXN	11,111	7,609	(4,524)	(2,889)	48
Goldman Sachs	20-Jan	USD	EUR	48,000	11,483	(1,864)	(2,071)	(52)
Goldman Sachs	20-Jan	USD	MXN	40,000	27,430	(16,272)	(10,392)	175
Nomura International	20-Jan	USD	MXN	23,889	16,388	(9,715)	(6,205)	105
Nomura International	20-Jan	USD	EUR	22,000	5,223	(856)	(951)	(21)
Goldman Sachs	18-Jan	USD	PEN	13,800	324	(40)	103	(78)
BBVA	18-Jan	USD	PEN	55,200	1,301	(159)	413	(312)
Goldman Sachs	18-Jan	USD	COP	7,200	283	(106)	59	(69)
BBVA	18-Jan	USD	COP	28,800	1,133	(425)	236	(275)
					75,960	(34,741)	(22,562)	(504)
Total					77,290	(35,521)	(13,971)	(600)

Derivative financial instrument-asset					77,474
Derivative financial instrument-liability					(184)

2017

Interest Rate Swap
Bank	Maturity	Notionalcurrency	Index	Notional in contract currency (thousands)	Fair value liability	Other comprehensive income, net of taxes	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Itau	Dec-18	BRL	BRL CDI	135,000	(1,212)	-	(781)	954	-
					(1,212)	-	(781)	954	-

Cross Currency Swaps - that do not qualify for hedge accounting
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset	Other comprehensive income	Change inOCI, net of taxes	Statements of operations - Finance cost	Statements of operations - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
ABC Brasil S.A.	Nov-17	USD	BRL	12,232	-	-	-	(1,863)	-

Goldman Sachs	Aug-22	BRL	USD	754,440	748	-	-	-	(748)
					748	-	-	(1,863)	(748)

Net Investment Hedges
Bank	Maturity	Purchase currency	Selling currency	Notional (thousands)	Fair value asset/(liability)	Other comprehensive income	Change inOCI	Income statement - Finance Cost	Income statement - Change in fair value
					D/(C)	D/(C)	D/(C)	D/(C)	D/(C)
Nomura International	22-Aug	EUR	USD	34,109	(382)	382	(382)	-	-
Goldman Sachs	22-Aug	MXN	USD	1,065,060	7,256	(7,256)	7,256	-	-
Goldman Sachs	22-Aug	PEN	USD	194,460	(4,758)	4,758	(4,758)	-	-
Santander	20-Jan	USD	EUR	20,000	-	1,742	(2,522)	-	88
Santander	20-Jan	USD	MXN	11,111	-	(2,113)	(2,411)	-	21
Goldman Sachs	20-Jan	USD	EUR	48,000	-	3,587	(5,452)	-	217
Goldman Sachs	20-Jan	USD	MXN	40,000	-	(7,600)	(8,671)	-	(47)
Nomura International	20-Jan	USD	MXN	23,889	-	(4,357)	(5,358)	-	105
Nomura International	20-Jan	USD	EUR	22,000	-	1,620	(2,476)	-	99
Goldman Sachs	18-Jan	USD	PEN	13,800	84	19	(59)	-	6
BBVA	18-Jan	USD	PEN	55,200	-	71	(229)	-	23
Goldman Sachs	18-Jan	USD	COP	7,200	89	(88)	(19)	-	(1)
BBVA	18-Jan	USD	COP	28,800	-	(359)	(65)	-	7
					2,289	(9,594)	(25,146)	-	518
Total					1,825	(9,594)	(25,927)	(909)	(230)

Derivative financial instrument-asset					8,177
Derivative financial instrument-liability					(6,352)

Gains and losses on net investment hedges accumulated in equity will be taken to the statement of operations when the foreign operation is partially disposed of or sold.

Derivatives held for trading are classified as current assets or current liabilities. The fair value of a hedging derivative is classified as a noncurrent asset or a noncurrent liability, as applicable, if the remaining maturity of the hedged item exceeds twelve months. Otherwise, it is classified as a current asset or liability.

In connection with the Refinancing process and the repayment of the first Brazilian Debentures, the hedge accounting for the interest rate swap was discontinued and the OCI balance was transferred to finance cost. Thereafter, any changes in fair value will be directly recognized in statement of operations.

On May 26, 2017, Atento Brasil S.A. entered into a cross-currency swap to hedge a USD loan of 12,232 thousand U.S. dollars at a fixed rate of 3.25% exchanged to a 40,000 thousand Brazilian Reais with interest rate of the average daily rate of the one day “over extra-group” – DI – Interfinancial Deposits - plus a spread of 3.45% per annum. As of December 31, 2017, the cross-currency swap was settled.

On April 1, 2015, the Company started a hedge accounting for net investment hedge related to exchange risk between the U.S. dollar and foreign operations in Euro (EUR), Mexican Peso (MXN), Colombian Peso (COP) and Peruvian Nuevo Sol (PEN). In connection with the Refinancing process, 8 of the 10 derivatives contracts designated as Net Investment Hedges were terminated between August 1, 2017 and August 4, 2017, generating positive cash of 46,080 thousand U.S. dollars, net of charges. During August 2017, Atento Luxco 1 also entered into new Cross-Currency Swaps related to exchange risk between U.S. dollars and Euro (EUR), Mexican Peso (MXN), Brazilian Reais (BRL) and Peruvian Nuevo Sol (PEN). Except for the Cross-Currency Swap between U.S. dollars and Brazilian Reais, all other Cross-Currency Swaps were designated for hedge accounting as net investment hedge.

At December 31, 2016 and 2017, details of interest rate swap, cross-currency swaps that do not qualify for hedge accounting and net investment hedges were as follows: